Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Sep. 27, 2012
Document And Entity Information
Entity Registrant Name	Stoneleigh Realty Investors, LLLP
Entity Central Index Key	0001321508
Document Type	10-Q
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		41,574,340
Amendment Description	The purpose of this Amendment No. 1 to the Quarterly Report Form 10-Q of Stoneleigh Realty Investors, LLLP for the three months ended March 31, 2012 is to resubmit the filing to post XBRL files. Exhibit 101 to the Form 10-Q/A is being provided for the sub
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012